UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

c/o UBS Asset Management (Americas) Inc.

12th Floor, 1285 Avenue of the Americas, New York, NY 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 312-525 7100

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments

UBS Liquid Assets Government Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 72.0%
Federal Farm Credit Bank
1 mo. USD LIBOR - 0.085%, 2.417%, due 02/28/19[1]	6,000,000	5,999,902
Federal Home Loan Bank
2.192%, due 02/22/19[2]	24,200,000	24,169,056
2.300%, due 02/04/19[2]	8,000,000	7,998,467
2.310%, due 02/04/19[2]	50,000,000	49,990,375
2.323%, due 02/01/19[2]	20,000,000	20,000,000
2.340%, due 02/05/19[2]	10,000,000	9,997,400
2.340%, due 02/06/19[2]	47,700,000	47,684,497
2.340%, due 02/13/19[2]	30,000,000	29,976,600
2.343%, due 02/01/19[2]	31,333,000	31,333,000
2.355%, due 02/08/19[2]	21,000,000	20,990,384
2.357%, due 02/08/19[2]	44,000,000	43,979,835
2.360%, due 02/01/19[2]	54,000,000	54,000,000
2.360%, due 03/14/19[2]	35,000,000	34,905,928
2.368%, due 02/15/19[2]	10,000,000	9,990,791
2.370%, due 02/26/19[2]	50,000,000	49,917,708
2.370%, due 03/13/19[2]	75,000,000	74,802,500
1 mo. USD LIBOR - 0.130%, 2.373%, due 02/22/19[1]	10,000,000	10,000,000
2.374%, due 02/20/19[2]	15,000,000	14,981,206
2.375%, due 02/06/19[2]	46,000,000	45,984,826
1 mo. USD LIBOR - 0.135%, 2.378%, due 02/05/19[1]	5,000,000	5,000,000
1 mo. USD LIBOR - 0.130%, 2.378%, due 02/17/19[1]	10,000,000	10,000,000
2.380%, due 02/22/19[2]	12,000,000	11,983,340
2.381%, due 03/27/19[2]	23,000,000	22,917,856
1 mo. USD LIBOR - 0.125%, 2.385%, due 02/16/19[1]	10,000,000	10,000,000
2.385%, due 02/27/19[2]	33,000,000	32,943,158
1 mo. USD LIBOR - 0.115%, 2.388%, due 02/19/19[1]	11,000,000	11,000,000
1 mo. USD LIBOR - 0.120%, 2.389%, due 02/15/19[1]	20,000,000	20,000,000
1 mo. USD LIBOR - 0.130%, 2.390%, due 02/01/19[1]	28,000,000	28,000,000
2.390%, due 02/05/19[2]	45,000,000	44,988,050
1 mo. USD LIBOR - 0.130%, 2.391%, due 02/08/19[1]	5,000,000	5,000,000
1 mo. USD LIBOR - 0.115%, 2.395%, due 02/25/19[1]	15,000,000	15,000,000
2.395%, due 03/13/19[2]	30,000,000	29,920,167

UBS Liquid Assets Government Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (continued)
1 mo. USD LIBOR - 0.105%, 2.397%, due 02/26/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR - 0.105%, 2.398%, due 02/19/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR - 0.105%, 2.398%, due 02/20/19[1]	10,000,000	10,000,000
1 mo. USD LIBOR - 0.105%, 2.398%, due 02/22/19[1]	3,000,000	3,000,000
2.400%, due 03/06/19[2]	35,000,000	34,923,000
2.400%, due 03/27/19[2]	22,000,000	21,920,800
2.400%, due 04/10/19[2]	27,000,000	26,877,600
2.402%, due 05/03/19[2]	25,000,000	24,848,207
1 mo. USD LIBOR - 0.100%, 2.403%, due 02/21/19[1]	21,000,000	21,000,000
1 mo. USD LIBOR - 0.110%, 2.404%, due 02/13/19[1]	10,000,000	10,000,000
2.404%, due 03/08/19[2]	37,000,000	36,913,523
2.405%, due 03/13/19[2]	7,000,000	6,981,294
2.405%, due 05/15/19[2]	30,000,000	29,793,571
2.406%, due 04/24/19[2]	30,000,000	29,835,590
2.406%, due 04/26/19[2]	22,000,000	21,876,492
2.408%, due 04/22/19[2]	21,000,000	20,887,627
2.410%, due 03/11/19[2]	40,000,000	39,898,244
2.410%, due 03/22/19[2]	20,000,000	19,934,394
2.413%, due 03/08/19[2]	23,000,000	22,946,043
1 mo. USD LIBOR - 0.085%, 2.418%, due 02/03/19[1]	6,000,000	6,000,000
1 mo. USD LIBOR - 0.085%, 2.418%, due 02/21/19[1]	10,000,000	10,000,000
2.418%, due 02/22/19[2]	33,000,000	32,953,453
1 mo. USD LIBOR - 0.080%, 2.422%, due 02/27/19[1]	25,000,000	25,000,000
1 mo. USD LIBOR - 0.090%, 2.423%, due 02/07/19[1]	11,000,000	11,000,000
1 mo. USD LIBOR - 0.080%, 2.423%, due 02/19/19[1]	6,000,000	6,000,000
1 mo. USD LIBOR - 0.090%, 2.426%, due 02/10/19[1]	21,000,000	21,000,000
1 mo. USD LIBOR - 0.080%, 2.427%, due 02/04/19[1]	5,500,000	5,500,000
2.430%, due 04/03/19[2]	10,900,000	10,855,119
2.430%, due 04/09/19[2]	25,000,000	24,886,938
2.435%, due 04/05/19[2]	25,000,000	24,893,469
2.435%, due 05/01/19[2]	25,000,000	24,849,503
3 mo. USD LIBOR - 0.340%, 2.439%, due 04/24/19[1]	5,000,000	5,000,000

UBS Liquid Assets Government Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (concluded)
1 mo. USD LIBOR - 0.070%, 2.440%, due 02/25/19[1]	6,000,000	6,000,161
1 mo. USD LIBOR - 0.070%, 2.441%, due 02/09/19[1]	22,000,000	22,000,000
3 mo. USD LIBOR - 0.340%, 2.443%, due 04/10/19[1]	11,500,000	11,500,000
1 mo. USD LIBOR - 0.065%, 2.448%, due 02/18/19[1]	30,000,000	30,000,000
2.450%, due 05/28/19[2]	20,000,000	20,000,000
1 mo. USD LIBOR - 0.045%, 2.458%, due 02/03/19[1]	19,000,000	19,000,000
1 mo. USD LIBOR - 0.055%, 2.459%, due 02/14/19[1]	11,000,000	11,000,000
2.460%, due 07/05/19[2]	1,000,000	989,477
1 mo. USD LIBOR - 0.065%, 2.465%, due 02/01/19[1]	9,000,000	9,000,000
3 mo. USD LIBOR - 0.160%, 2.517%, due 02/24/19[1]	5,000,000	5,002,436
US Treasury Bills
2.262%, due 02/28/19[2]	23,000,000	22,961,946
2.412%, due 02/12/19[2]	21,000,000	20,984,792

Total US government and agency obligations (cost — $1,621,468,725)		1,621,468,725

Repurchase agreements — 29.3%
Repurchase agreement dated 01/31/19 with Fixed Income Clearing Corp., 2.550% due 02/01/19, collateralized by $165,000 US Treasury Note, 2.625% due 02/28/23; (value — $167,618); proceeds: $162,011	162,000	162,000

Repurchase agreement dated 01/31/19 with Goldman Sachs & Co., 2.510% due 02/01/19, collateralized by $13,987,000 Federal Farm Credit Bank obligations, 1.690% to 3.300% due 07/19/22 to 08/07/34, $35,565,000 Federal Home Loan Bank obligations, 1.000% to 3.930% due 09/26/19 to 08/23/41, $8,717,000 Federal Home Loan Mortgage Corp. obligation, zero coupon due 12/11/25, $9,815,000 Federal National Mortgage Association obligations, 0.875% to 1.750% due 06/20/19 to 01/28/20, $39,594,300 US Treasury Bonds, 4.250% to 8.125% due 08/15/19 to 11/15/40, $16,016,100 US Treasury Note, 2.000% due 02/28/21, $29,527,721 US Treasury Bond STRIP, zero coupon due 11/15/20 to 08/15/44 and $501,000 US Treasury Bond Principal STRIP, zero coupon due 02/15/24; (value — $138,414,000); proceeds: $135,709,461

	135,700,000	135,700,000

UBS Liquid Assets Government Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 01/31/19 with MUFG Securities Americas Inc., 2.520% due 02/01/19, collateralized by $181,665,855 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.750% due 01/15/33 to 01/15/55, $425,380,843 Federal National Mortgage Association obligations, 2.500% to 4.000% due 07/25/28 to 10/25/58 and $10,946,000 Government National Mortgage Association obligations, 3.000% to 4.000% due 09/20/46 to 11/20/48; (value — $535,500,001); proceeds: $525,036,750	525,000,000	525,000,000

Total repurchase agreements (cost — $660,862,000)		660,862,000

Total investments (cost — $2,282,330,725 which approximates cost for federal income tax purposes) — 101.3%		2,282,330,725

Liabilities in excess of other assets — (1.3)%		(28,828,147)

Net assets — 100.0%		$2,253,502,578

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	1,621,468,725	—	1,621,468,725
Repurchase agreements	—	660,862,000	—	660,862,000
Total	—	2,282,330,725	—	2,282,330,725

At January 31, 2019, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 22 days.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

UBS Series Funds

UBS Liquid Assets Government Fund

Valuation of investments: Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2018.

Limited Purpose Cash Investment Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 62.1%
Federal Home Loan Bank
2.320%, due 02/01/19[1]	47,000,000	47,000,000
2.381%, due 03/27/19[1]	45,000,000	44,838,000
2.400%, due 04/10/19[1]	65,000,000	64,705,334
2.404%, due 03/08/19[1]	40,000,000	39,906,667
2.415%, due 04/26/19[1]	60,000,000	59,664,000
2.415%, due 05/20/19[1]	50,000,000	49,638,500
2.440%, due 04/01/19[1]	19,000,000	18,925,267
2.440%, due 04/03/19[1]	90,000,000	89,634,000
US Treasury Bills
2.227%, due 02/14/19[1]	30,000,000	29,974,975
2.238%, due 02/21/19[1]	46,000,000	45,940,136
2.275%, due 02/07/19[1]	108,000,000	107,959,140
2.297%, due 02/28/19[1]	114,000,000	113,797,934
2.370%, due 03/07/19[1]	60,000,000	59,866,834
2.377%, due 03/19/19[1]	40,000,000	39,880,272
2.394%, due 02/19/19[1]	100,000,000	99,882,500
2.401%, due 03/28/19[1]	90,000,000	89,672,750
2.410%, due 03/26/19[1]	147,000,000	146,490,880
2.417%, due 02/05/19[1]	63,000,000	62,984,232
2.427%, due 02/26/19[1]	222,000,000	221,636,552
2.427%, due 03/12/19[1]	105,000,000	104,732,687
2.432%, due 04/18/19[1]	132,000,000	131,342,301
2.433%, due 05/30/19[1]	75,000,000	74,413,933
2.447%, due 04/11/19[1]	170,000,000	169,230,627
2.452%, due 05/23/19[1]	42,000,000	41,693,085
2.453%, due 04/04/19[1]	60,000,000	59,756,004
2.454%, due 05/16/19[1]	36,000,000	35,752,194
2.459%, due 04/25/19[1]	130,000,000	129,298,650
2.492%, due 05/02/19[1]	49,000,000	48,711,206
2.493%, due 05/09/19[1]	165,000,000	163,941,781
US Treasury Notes
0.875%, due 05/15/19	100,000,000	99,554,688
1.125%, due 05/31/19	60,000,000	59,742,188
1.250%, due 03/31/19	50,000,000	49,906,326
1.250%, due 04/30/19	60,000,000	59,824,219

Limited Purpose Cash Investment Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (concluded)
1.250%, due 05/31/19	50,000,000	49,802,735

Total US government and agency obligations (cost — $2,710,031,227)		2,710,100,597

Repurchase agreements — 38.1%
Repurchase agreement dated 01/31/19 with Fixed Income Clearing Corp., 2.550% due 02/01/19, collateralized by $376,580,000 US Treasury Note, 2.750% due 07/31/23; (value — $380,463,293); proceeds: $373,026,421	373,000,000	373,000,000
Repurchase agreement dated 01/31/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.550% due 02/01/19, collateralized by $200,375,700 US Treasury Inflation Index Note, 0.125% due 04/15/22 and $360,552,700 US Treasury Notes, 1.500% to 2.000% due 06/15/20 to 02/15/25; (value — $559,980,059); proceeds: $549,038,888	549,000,000	549,000,000
Repurchase agreement dated 01/31/19 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.560% due 02/01/19, collateralized by $60,184,000 Federal Farm Credit Bank obligation, 2.480% due 10/19/29, $31,275,000 Federal Home Loan Bank obligation, 0.875% due 08/05/19, $82,460,000 Federal Home Loan Mortgage Corp. obligation, zero coupon due 07/15/32 and $3,322,000 Federal National Mortgage Association obligation, zero coupon due 05/15/19; (value — $142,800,782); proceeds: $140,009,956	140,000,000	140,000,000
Repurchase agreement dated 01/31/19 with MUFG Securities Americas Inc., 2.500% due 02/01/19, collateralized by $88,816,300 US Treasury Bills, zero coupon due 02/28/19 to 06/20/19, $12,580,500 US Treasury Bonds, 3.625% to 8.000% due 11/15/21 to 08/15/43, $285,696,600 US Treasury Inflation Index Notes, 0.125% to 0.375% due 01/15/23 to 01/15/27 and $219,988,000 US Treasury Notes, 0.875% to 2.750% due 05/15/19 to 06/30/25; (value — $612,000,068); proceeds: $600,041,667	600,000,000	600,000,000

Total repurchase agreements (cost — $1,662,000,000)		1,662,000,000

Total investments (cost — $4,372,031,227 which approximates cost for federal income tax purposes) — 100.2%		4,372,100,597

Liabilities in excess of other assets — (0.2)%		(6,998,045)

Net assets — 100.0%		$4,365,102,552

Limited Purpose Cash Investment Fund

Schedule of investments — January 31, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	2,710,100,597	—	2,710,100,597
Repurchase agreements	—	1,662,000,000	—	1,662,000,000
Total	—	4,372,100,597	—	4,372,100,597

At January 31, 2019, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 38 days.

Portfolio footnote

1	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

UBS Series Funds

Limited Purpose Cash Investment Fund

Valuation of investments: Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy table has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2018.

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate notes — 64.3%
Automotive — 5.9%
American Honda Finance Corp. 1.700%, due 02/22/19	6,000,000	5,997,000
BMW US Capital LLC 2.150%, due 04/06/20[1]	6,309,000	6,251,716
3 mo. USD LIBOR + 0.370%, 2.984%, due 08/14/20[1,2]	3,000,000	2,986,775
3 mo. USD LIBOR + 0.500%, 3.118%, due 08/13/21[1,2]	2,510,000	2,497,945
3 mo. USD LIBOR + 0.410%, 3.198%, due 09/13/19[1,2]	500,000	500,160
3 mo. USD LIBOR + 0.410%, 3.207%, due 04/12/21[1,2]	3,413,000	3,394,805
Daimler Finance North America LLC
1.500%, due 07/05/19[1]	13,815,000	13,741,081
1.750%, due 10/30/19[1]	2,400,000	2,378,237
2.250%, due 03/02/20[1]	2,000,000	1,981,931
3 mo. USD LIBOR + 0.550%, 3.132%, due 05/04/21[1,2]	100,000	99,363
3 mo. USD LIBOR + 0.670%, 3.252%, due 11/05/21[1,2]	4,500,000	4,484,291
3 mo. USD LIBOR + 0.620%, 3.371%, due 10/30/19[1,2]	600,000	600,470
3 mo. USD LIBOR + 0.630%, 3.425%, due 01/06/20[1,2]	4,850,000	4,848,886
3 mo. USD LIBOR + 0.740%, 3.535%, due 07/05/19[1,2]	2,500,000	2,503,663
Ford Motor Credit Co. LLC 2.375%, due 03/12/19	2,000,000	1,998,650
3 mo. USD LIBOR + 0.830%, 3.606%, due 03/12/19[2]	750,000	750,128
General Motors Financial Co., Inc.
3 mo. USD LIBOR + 1.450%, 4.051%, due 05/09/19[2]	400,000	400,383
3 mo. USD LIBOR + 1.270%, 4.064%, due 10/04/19[2]	45,000	45,091
Nissan Motor Acceptance Corp.
3 mo. USD LIBOR + 0.390%, 3.187%, due 07/13/20[1,2]	200,000	199,139
3 mo. USD LIBOR + 0.390%, 3.203%, due 09/28/20[1,2]	1,000,000	993,513
3 mo. USD LIBOR + 0.520%, 3.299%, due 09/13/19[1,2]	426,000	425,864
3 mo. USD LIBOR + 0.520%, 3.308%, due 03/15/21[1,2]	3,375,000	3,348,587

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate notes — (continued)
Automotive — (concluded)
3 mo. USD LIBOR + 0.630%, 3.420%, due 09/21/21[1,2]	2,500,000	2,467,896
3 mo. USD LIBOR + 1.010%, 3.777%, due 03/08/19[1,2]	100,000	100,074
PACCAR Financial Corp.
3 mo. USD LIBOR + 0.260%, 2.878%, due 05/10/21[2]	500,000	498,163
Toyota Motor Credit Corp.
3 mo. USD LIBOR + 0.170%, 2.971%, due 09/18/20[2]	12,000,000	11,997,945
3 mo. USD LIBOR + 0.280%, 3.077%, due 04/13/21[2]	750,000	749,385
3 mo. USD LIBOR + 0.370%, 3.146%, due 03/12/20[2]	2,500,000	2,505,782
Volkswagen Group of America Finance LLC
3 mo. USD LIBOR + 0.940%, 3.558%, due 11/12/21[1,2]	7,000,000	6,990,970

		85,737,893

Banking-non-US — 28.1%
ABN AMRO Bank NV
3 mo. USD LIBOR + 0.410%, 3.171%, due 01/19/21[1,2]	4,745,000	4,732,900
3 mo. USD LIBOR + 0.570%, 3.261%, due 08/27/21[1,2]	13,220,000	13,190,096
ANZ New Zealand International Ltd.
2.600%, due 09/23/19[1]	4,700,000	4,692,287
3 mo. USD LIBOR + 1.010%, 3.762%, due 07/28/21[1,2]	5,900,000	5,958,479
Australia & New Zealand Banking Group Ltd.
3 mo. USD LIBOR + 0.320%, 2.921%, due 11/09/20[1,2]	5,925,000	5,921,361
3 mo. USD LIBOR + 0.460%, 3.100%, due 05/17/21[1,2]	2,300,000	2,299,698
3 mo. USD LIBOR + 0.500%, 3.140%, due 08/19/20[1,2]	3,525,000	3,535,921
3 mo. USD LIBOR + 0.990%, 3.728%, due 06/01/21[1,2]	1,250,000	1,263,752
Bank of Montreal
3 mo. USD LIBOR + 0.340%, 3.137%, due 07/13/20[2]	6,573,000	6,584,959
3 mo. USD LIBOR + 0.460%, 3.257%, due 04/13/21[2]	10,180,000	10,195,575
3 mo. USD LIBOR + 0.650%, 3.430%, due 07/18/19[2]	1,400,000	1,404,442

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate notes — (continued)
Banking-non-US — (continued)
Bank of Nova Scotia/The
3 mo. USD LIBOR + 0.290%, 3.094%, due 01/08/21[2]	375,000	374,459
3 mo. USD LIBOR + 0.390%, 3.187%, due 07/14/20[2]	802,000	803,355
3 mo. USD LIBOR + 0.440%, 3.201%, due 04/20/21[2]	10,150,000	10,147,057
3 mo. USD LIBOR + 0.620%, 3.371%, due 12/05/19[2]	1,175,000	1,179,312
Banque Federative du Credit Mutuel SA 1.900%, due 03/28/19[1]	1,850,000	1,847,788
3 mo. USD LIBOR + 0.490%, 3.251%, due 07/20/20[1,2]	3,296,000	3,301,086
Barclays Bank PLC
3 mo. USD LIBOR + 0.650%, 3.239%, due 08/07/20[2]	3,970,000	3,961,391
3 mo. USD LIBOR + 0.460%, 3.259%, due 01/11/21[2]	9,110,000	8,986,040
BNZ International Funding Ltd. 2.350%, due 03/04/19[1]	4,250,000	4,249,448
3 mo. USD LIBOR + 0.700%, 3.346%, due 02/21/20[1,2]	1,000,000	1,002,239
BPCE SA 2.500%, due 07/15/19	8,100,000	8,076,834
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.315%, 2.874%, due 02/02/21[2]	5,242,000	5,230,487
3 mo. USD LIBOR + 0.310%, 3.105%, due 10/05/20[2]	8,780,000	8,782,081
Commonwealth Bank of Australia 2.050%, due 03/15/19	2,000,000	1,998,260
2.250%, due 03/13/19	4,000,000	3,998,752
3 mo. USD LIBOR + 0.400%, 3.201%, due 09/18/20[1,2]	6,935,000	6,942,453
3 mo. USD LIBOR + 0.450%, 3.217%, due 03/10/20[1,2]	4,210,000	4,222,443
3 mo. USD LIBOR + 0.830%, 3.569%, due 09/06/21[1,2]	1,250,000	1,259,631
3 mo. USD LIBOR + 1.060%, 3.848%, due 03/15/19[1,2]	870,000	870,779
Cooperatieve Rabobank UA 1.375%, due 08/09/19	2,500,000	2,483,465
3 mo. USD LIBOR + 0.430%, 3.195%, due 04/26/21[2]	11,465,000	11,474,024

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate notes — (continued)
Banking-non-US — (continued)
Credit Agricole SA
2.500%, due 04/15/19[3]	4,145,000	4,141,352
2.500%, due 04/15/19[1]	1,910,000	1,908,319
3 mo. USD LIBOR + 0.800%, 3.587%, due 04/15/19[1,2]	1,470,000	1,472,173
3 mo. USD LIBOR + 0.970%, 3.737%, due 06/10/20[1,2]	850,000	856,038
Credit Suisse AG 2.300%, due 05/28/19	19,426,000	19,399,151
Credit Suisse Group Funding Guernsey Ltd.
3 mo. USD LIBOR + 2.290%, 5.070%, due 04/16/21[2]	250,000	257,747
DBS Group Holdings Ltd.
3 mo. USD LIBOR + 0.490%, 3.257%, due 06/08/20[1,2]	1,000,000	1,000,470
DNB Bank ASA
3 mo. USD LIBOR + 0.370%, 3.167%, due 10/02/20[1,2]	6,792,000	6,795,667
3 mo. USD LIBOR + 1.070%, 3.808%, due 06/02/21[1,2]	4,600,000	4,649,878
Federation des Caisses Desjardins du Quebec
3 mo. USD LIBOR + 0.330%, 3.081%, due 10/30/20[1,2]	4,060,000	4,033,995
HSBC Holdings PLC
3 mo. USD LIBOR + 0.600%, 3.240%, due 05/18/21[2]	8,900,000	8,884,843
3 mo. USD LIBOR + 2.240%, 5.007%, due 03/08/21[2]	6,062,000	6,260,140
ING Bank NV 1.650%, due 08/15/19[1]	5,000,000	4,964,501
3 mo. USD LIBOR + 0.690%, 3.487%, due 10/01/19[1,2]	1,500,000	1,505,419
3 mo. USD LIBOR + 1.130%, 3.954%, due 03/22/19[1,2]	1,600,000	1,602,748
Lloyds Bank PLC
3 mo. USD LIBOR + 0.490%, 3.079%, due 05/07/21[2]	3,500,000	3,480,085
Macquarie Bank Ltd.
1.870%, due 02/28/19[1]	2,100,000	2,098,795
3 mo. USD LIBOR + 1.120%, 3.872%, due 07/29/20[1,2]	4,080,000	4,123,672
Mizuho Bank Ltd. 2.450%, due 04/16/19[1]	17,793,000	17,789,439

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate notes — (continued)
Banking-non-US — (continued)
Mizuho Financial Group, Inc.
3 mo. USD LIBOR + 1.140%, 3.919%, due 09/13/21[2]	1,250,000	1,262,500
MUFG Bank Ltd.
2.300%, due 03/10/19[1]	1,000,000	999,680
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.350%, 3.147%, due 01/12/21[1,2]	7,250,000	7,237,201
3 mo. USD LIBOR + 0.510%, 3.187%, due 05/22/20[1,2]	4,095,000	4,110,725
3 mo. USD LIBOR + 0.420%, 3.193%, due 04/17/19[1,2]	500,000	500,299
3 mo. USD LIBOR + 0.690%, 3.457%, due 12/09/19[1,2]	5,250,000	5,265,526
National Bank of Canada
3 mo. USD LIBOR + 0.330%, 2.889%, due 11/02/20[2]	3,605,000	3,601,745
3 mo. USD LIBOR + 0.560%, 3.336%, due 06/12/20[2]	1,569,000	1,574,350
Nordea Bank Abp
2.375%, due 04/04/19[1]	7,000,000	6,996,290
3 mo. USD LIBOR + 0.470%, 3.176%, due 05/29/20[1,2]	900,000	902,504
3 mo. USD LIBOR + 0.990%, 3.681%, due 05/27/21[1,2]	3,450,000	3,482,258
Royal Bank of Canada
3 mo. USD LIBOR + 0.240%, 3.005%, due 10/26/20[2]	625,000	624,224
3 mo. USD LIBOR + 0.390%, 3.141%, due 04/30/21[2]	14,327,000	14,325,057
3 mo. USD LIBOR + 0.480%, 3.232%, due 07/29/19[2]	750,000	751,394
3 mo. USD LIBOR + 0.710%, 3.497%, due 04/15/19[2]	250,000	250,340
Santander UK PLC
3 mo. USD LIBOR + 0.300%, 2.882%, due 11/03/20[2]	6,200,000	6,190,241
3 mo. USD LIBOR + 0.620%, 3.358%, due 06/01/21[2]	1,550,000	1,546,618
3 mo. USD LIBOR + 1.480%, 4.258%, due 03/14/19[2]	3,800,000	3,804,885
Skandinaviska Enskilda Banken AB
2.375%, due 03/25/19[1]	4,225,000	4,220,538
3 mo. USD LIBOR + 0.430%, 3.070%, due 05/17/21[1,2]	11,450,000	11,419,211

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate notes — (continued)
Banking-non-US — (continued)
3 mo. USD LIBOR + 0.570%, 3.349%, due 09/13/19[1,2]	1,650,000	1,654,810
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.310%, 3.090%, due 10/18/19[2]	3,500,000	3,497,095
3 mo. USD LIBOR + 0.350%, 3.123%, due 01/17/20[2]	1,750,000	1,752,774
Sumitomo Mitsui Financial Group, Inc.
3 mo. USD LIBOR + 1.680%, 4.447%, due 03/09/21[2]	1,900,000	1,940,295
Sumitomo Mitsui Trust Bank Ltd.
2.050%, due 03/06/19[1]	2,480,000	2,478,785
3 mo. USD LIBOR + 0.440%, 3.244%, due 09/19/19[1,2]	1,700,000	1,702,024
Svenska Handelsbanken AB
2.250%, due 06/17/19	4,257,000	4,249,673
3 mo. USD LIBOR + 0.360%, 3.127%, due 09/08/20[2]	11,000,000	11,004,209
3 mo. USD LIBOR + 0.470%, 3.159%, due 05/24/21[2]	9,570,000	9,581,918
3 mo. USD LIBOR + 0.490%, 3.229%, due 09/06/19[2]	2,992,000	2,998,400
Toronto-Dominion Bank/The
3 mo. USD LIBOR + 0.260%, 3.048%, due 09/17/20[2]	14,260,000	14,270,465
3 mo. USD LIBOR + 0.280%, 3.051%, due 06/11/20[2]	8,290,000	8,281,657
3 mo. USD LIBOR + 0.560%, 3.142%, due 11/05/19[2]	2,425,000	2,429,975
3 mo. USD LIBOR + 1.000%, 3.795%, due 04/07/21[2]	100,000	101,362
Westpac Banking Corp.
3 mo. USD LIBOR + 0.280%, 2.896%, due 05/15/20[2]	1,265,000	1,265,313
3 mo. USD LIBOR + 0.340%, 3.111%, due 01/25/21[2]	5,000,000	4,989,447
3 mo. USD LIBOR + 0.430%, 3.169%, due 03/06/20[2]	8,116,000	8,138,222
3 mo. USD LIBOR + 0.710%, 3.328%, due 05/13/19[2]	500,000	500,738

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate notes — (continued)
Banking-non-US — (concluded)
3 mo. USD LIBOR + 1.000%, 3.618%, due 05/13/21[2]	100,000	100,915

		406,198,949

Banking-US — 21.3%
American Express Co.
3 mo. USD LIBOR + 0.330%, 3.081%, due 10/30/20[2]	5,366,000	5,359,802
3 mo. USD LIBOR + 0.525%, 3.165%, due 05/17/21[2]	6,525,000	6,518,997
American Express Credit Corp.
3 mo. USD LIBOR + 0.430%, 3.168%, due 03/03/20[2]	8,292,000	8,304,877
3 mo. USD LIBOR + 0.570%, 3.321%, due 10/30/19[2]	2,532,000	2,532,836
Bank of America Corp.
2.250%, due 04/21/20	8,225,000	8,175,000
2.650%, due 04/01/19	8,250,000	8,250,019
Bank of America N.A.
3 mo. USD LIBOR + 0.250%, 2.957%, due 08/28/20[2]	5,000,000	5,001,007
Bank of New York Mellon Corp./The
2.150%, due 02/24/20	4,185,000	4,157,226
3 mo. USD LIBOR + 0.300%, 3.036%, due 12/04/20[2]	7,250,000	7,257,148
3 mo. USD LIBOR + 0.870%, 3.510%, due 08/17/20[2]	6,000,000	6,070,029
BB&T Corp.
3 mo. USD LIBOR + 0.220%, 2.956%, due 02/01/21[2]	780,000	776,069
3 mo. USD LIBOR + 0.570%, 3.358%, due 06/15/20[2]	7,190,000	7,215,884
Branch Banking & Trust Co.
3 mo. USD LIBOR + 0.530%, 3.266%, due 05/01/19[2]	115,000	115,085
Capital One Bank USA N.A.
2.300%, due 06/05/19	4,949,000	4,940,255
Capital One Financial Corp.
2.450%, due 04/24/19	4,100,000	4,096,003
3 mo. USD LIBOR + 0.760%, 3.378%, due 05/12/20[2]	990,000	993,374
Capital One N.A.
2.350%, due 01/31/20	5,000,000	4,968,465
3 mo. USD LIBOR + 0.765%, 3.544%, due 09/13/19[2]	3,500,000	3,505,919

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate notes — (continued)
Banking-US — (continued)
Citibank N.A.
3 mo. USD LIBOR + 0.320%, 3.056%, due 05/01/20[2]	2,400,000	2,399,414
3 mo. USD LIBOR + 0.300%, 3.061%, due 10/20/20[2]	450,000	449,672
3 mo. USD LIBOR + 0.500%, 3.276%, due 06/12/20[2]	5,175,000	5,180,350
Citigroup, Inc.
2.400%, due 02/18/20	5,000,000	4,974,783
2.550%, due 04/08/19	9,200,000	9,197,983
3 mo. USD LIBOR + 0.790%, 3.573%, due 01/10/20[2]	4,000,000	4,018,804
3 mo. USD LIBOR + 0.930%, 3.696%, due 06/07/19[2]	4,125,000	4,136,447
3 mo. USD LIBOR + 1.190%, 3.749%, due 08/02/21[2]	2,000,000	2,026,904
3 mo. USD LIBOR + 1.310%, 4.075%, due 10/26/20[2]	1,250,000	1,268,787
3 mo. USD LIBOR + 1.380%, 4.183%, due 03/30/21[2]	5,243,000	5,337,809
Fifth Third Bancorp
2.300%, due 03/01/19	7,305,000	7,302,715
Fifth Third Bank
2.300%, due 03/15/19	4,250,000	4,248,018
2.375%, due 04/25/19	4,000,000	3,996,826
3 mo. USD LIBOR + 0.250%, 3.001%, due 10/30/20[2]	1,375,000	1,368,068
3 mo. USD LIBOR + 0.440%, 3.205%, due 07/26/21[2]	1,700,000	1,692,474
3 mo. USD LIBOR + 0.590%, 3.412%, due 09/27/19[2]	7,545,000	7,566,226
Goldman Sachs Group, Inc./The
2.000%, due 04/25/19	5,000,000	4,989,303
3 mo. USD LIBOR + 0.800%, 3.579%, due 12/13/19[2]	4,639,000	4,649,982
3 mo. USD LIBOR + 1.020%, 3.792%, due 10/23/19[2]	4,300,000	4,316,575
3 mo. USD LIBOR + 1.040%, 3.811%, due 04/25/19[2]	250,000	250,303
3 mo. USD LIBOR + 1.160%, 3.932%, due 04/23/20[2]	5,341,000	5,376,197
3 mo. USD LIBOR + 1.200%, 3.988%, due 09/15/20[2]	2,425,000	2,448,746
3 mo. USD LIBOR + 1.770%, 4.459%, due 02/25/21[2]	500,000	512,013

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate notes — (continued)
Banking-US — (continued)
JPMorgan Chase & Co.
3 mo. USD LIBOR + 0.550%, 3.317%, due 03/09/21[2]	100,000	100,158
3 mo. USD LIBOR + 0.680%, 3.418%, due 06/01/21[2]	4,561,000	4,572,256
3 mo. USD LIBOR + 0.840%, 3.664%, due 03/22/19[2]	3,000,000	3,001,035
3 mo. USD LIBOR + 1.205%, 3.957%, due 10/29/20[2]	3,110,000	3,149,641
6.300%, due 04/23/19	2,750,000	2,771,650
JPMorgan Chase Bank N.A.
3 mo. USD LIBOR + 0.250%, 2.868%, due 02/13/20[2]	570,000	570,049
KeyBank N.A. 2.250%, due 03/16/20	7,755,000	7,698,410
Mizuho Securities USA LLC
3 mo. USD LIBOR + 0.240%, 2.829%, due 11/07/19[2]	7,000,000	7,002,086
3 mo. USD LIBOR + 0.200%, 3.024%, due 09/24/19[1,2]	7,500,000	7,504,645
Morgan Stanley
2.375%, due 07/23/19	1,910,000	1,906,633
2.450%, due 02/01/19	5,825,000	5,825,000
2.650%, due 01/27/20	7,000,000	6,978,568
3 mo. USD LIBOR + 0.800%, 3.414%, due 02/14/20[2]	325,000	325,000
3 mo. USD LIBOR + 0.740%, 3.512%, due 07/23/19[2]	250,000	250,646
3 mo. USD LIBOR + 1.375%, 3.916%, due 02/01/19[2]	2,400,000	2,400,000
3 mo. USD LIBOR + 1.400%, 4.161%, due 04/21/21[2]	6,492,000	6,605,345
PNC Bank N.A.
2.400%, due 10/18/19	9,480,000	9,453,760
3 mo. USD LIBOR + 0.250%, 3.011%, due 01/22/21[2]	5,670,000	5,642,948
PNC Financial Services Group, Inc./The 5.125%, due 02/08/20	14,790,000	15,111,111
SunTrust Bank
3 mo. USD LIBOR + 0.530%, 3.274%, due 01/31/20[2]	966,000	967,265
SunTrust Banks, Inc. 2.500%, due 05/01/19	6,674,000	6,670,530

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate notes — (continued)
Banking-US — (concluded)
US Bank N.A.
3 mo. USD LIBOR + 0.125%, 2.898%, due 01/17/20[2]	535,000	535,281
3 mo. USD LIBOR + 0.140%, 2.912%, due 10/23/20[2]	600,000	598,738
3 mo. USD LIBOR + 0.290%, 2.936%, due 05/21/21[2]	2,030,000	2,022,823
3 mo. USD LIBOR + 0.310%, 3.047%, due 02/04/21[2]	7,000,000	7,001,960
Wells Fargo & Co.
2.125%, due 04/22/19	3,000,000	2,996,595
3 mo. USD LIBOR + 0.880%, 3.641%, due 07/22/20[2]	1,131,000	1,136,631
3 mo. USD LIBOR + 1.010%, 3.776%, due 12/07/20[2]	750,000	758,365
3 mo. USD LIBOR + 1.025%, 3.790%, due 07/26/21[2]	2,800,000	2,833,810
3 mo. USD LIBOR + 1.340%, 4.076%, due 03/04/21[2]	7,000,000	7,122,325
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.500%, 3.272%, due 07/23/21[2]	5,130,000	5,126,713
3 mo. USD LIBOR + 0.650%, 3.389%, due 12/06/19[2]	3,500,000	3,518,117

		308,104,488

Cable & satellite TV — 0.5%
Comcast Corp.
3 mo. USD LIBOR + 0.440%, 3.237%, due 10/01/21[2]	7,140,000	7,145,641

Construction machinery — 0.5%
Caterpillar Financial Services Corp.
3 mo. USD LIBOR + 0.130%, 2.836%, due 11/29/19[2]	250,000	250,029
3 mo. USD LIBOR + 0.280%, 3.046%, due 09/07/21[2]	5,000,000	4,967,373
3 mo. USD LIBOR + 0.280%, 3.104%, due 03/22/19[2]	375,000	375,173
3 mo. USD LIBOR + 0.510%, 3.293%, due 01/10/20[2]	1,300,000	1,304,689

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate notes — (continued)
Construction machinery — (concluded)
John Deere Capital Corp.
3 mo. USD LIBOR + 0.285%, 3.082%, due 10/09/19[2]	1,000,000	1,001,379

		7,898,643

Diversified manufacturing — 0.3%
United Technologies Corp.
3 mo. USD LIBOR + 0.650%, 3.279%, due 08/16/21[2]	3,945,000	3,945,071

Electric — 0.8%
Dominion Energy, Inc.
3 mo. USD LIBOR + 0.550%, 3.288%, due 06/01/19[1,2]	275,000	274,932
DTE Energy Co.
1.500%, due 10/01/19	1,380,000	1,365,404
Duke Energy Progress LLC
3 mo. USD LIBOR + 0.180%, 2.947%, due 09/08/20[2]	2,750,000	2,744,143
NextEra Energy Capital Holdings, Inc.
3 mo. USD LIBOR + 0.315%, 3.053%, due 09/03/19[2]	3,972,000	3,962,082
3 mo. USD LIBOR + 0.480%, 3.062%, due 05/04/21[2]	2,600,000	2,579,320

		10,925,881

Health care — 0.1%
CVS Health Corp.
3 mo. USD LIBOR + 0.630%, 3.397%, due 03/09/20[2]	250,000	250,518
Medtronic, Inc.
3 mo. USD LIBOR + 0.800%, 3.588%, due 03/15/20[2]	500,000	503,636

		754,154

Health insurance — 0.1%
Cigna Corp.
3 mo. USD LIBOR + 0.650%, 3.438%, due 09/17/21[1,2]	2,000,000	1,987,906

Life insurance — 2.0%
Jackson National Life Global Funding 2.300%, due 04/16/19[1]	9,120,000	9,112,000

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate notes — (continued)
Life insurance — (concluded)
3 mo. USD LIBOR + 0.380%, 2.998%, due 02/13/19[1,2]	2,550,000	2,550,029
3 mo. USD LIBOR + 0.300%, 3.087%, due 10/15/20[1,2]	7,500,000	7,475,430
New York Life Global Funding
3 mo. USD LIBOR + 0.100%, 2.861%, due 01/21/20[1,2]	2,385,000	2,384,930
3 mo. USD LIBOR + 0.160%, 2.957%, due 10/01/20[1,2]	8,000,000	8,001,719

		29,524,108

Oil services — 1.4%
BP Capital Markets PLC
2.315%, due 02/13/20	10,000,000	9,947,253
Shell International Finance BV
4.300%, due 09/22/19	9,959,000	10,059,027

		20,006,280

Pharmaceuticals — 1.4%
Amgen, Inc.
1.900%, due 05/10/19	8,800,000	8,776,387
3 mo. USD LIBOR + 0.450%, 3.065%, due 05/11/20[2]	6,250,000	6,264,912
3 mo. USD LIBOR + 0.600%, 3.253%, due 05/22/19[2]	357,000	357,466
AstraZeneca PLC
1.950%, due 09/18/19	3,000,000	2,980,699
Gilead Sciences, Inc.
3 mo. USD LIBOR + 0.250%, 3.042%, due 09/20/19[2]	1,250,000	1,249,941

		19,629,405

Tobacco — 0.0%†
BAT Capital Corp.
3 mo. USD LIBOR + 0.590%, 3.204%, due 08/14/20[2]	250,000	247,634

Wirelines — 1.9%
AT&T, Inc.
2.300%, due 03/11/19	7,000,000	6,998,040
3 mo. USD LIBOR + 0.650%, 3.437%, due 01/15/20[2]	1,200,000	1,204,756
British Telecommunications PLC
2.350%, due 02/14/19	1,500,000	1,499,682

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Corporate notes — (concluded)
Wirelines — (concluded)
Deutsche Telekom International Finance BV
1.500%, due 09/19/19[1]	411,000	407,135
3 mo. USD LIBOR + 0.450%, 3.254%, due 09/19/19[1,2]	2,250,000	2,250,564
Orange SA
2.750%, due 02/06/19	8,696,000	8,695,795
Verizon Communications, Inc.
3 mo. USD LIBOR + 0.550%, 3.203%, due 05/22/20[2]	6,000,000	6,021,156
3 mo. USD LIBOR + 0.770%, 3.558%, due 06/17/19[2]	400,000	401,012

		27,478,140

Total corporate notes (cost — $930,747,246)		929,584,193

Asset-backed securities — 4.0%
Ally Auto Receivables Trust,
Series 2015-2, Class A4
1.840%, due 06/15/20	44,983	44,930
Series 2016-1, Class A4
1.730%, due 11/16/20	2,310,000	2,300,377
BMW Vehicle Lease Trust, Series 2016-2, Class A4
1.570%, due 02/20/20	4,300,000	4,288,826
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class A2A
2.700%, due 08/19/20[1]	309,562	309,299
CNH Equipment Trust,
2.960%, due 05/16/22	2,575,000	2,575,616
Series 2016-A, Class A3
1.480%, due 04/15/21	388,667	385,789
Series 2016-B, Class B3
1.630%, due 08/15/21	100,809	100,146
Ford Credit Floorplan Master Owner Trust, Series 2016-1, Class A1
1.760%, due 02/15/21	1,000,000	999,863
General Motors Financial Automobile Leasing Trust, Series 2016-3, Class A4
1.780%, due 05/20/20	500,000	499,000
Honda Auto Receivables Owner Trust, Series 2016-1, Class A4
1.380%, due 04/18/22	7,470,000	7,436,910
Hyundai Auto Lease Securitization Trust,
Series 2016-C, Class A4
1.650%, due 07/15/20[1]	5,125,000	5,117,204
Series 2017-A, Class A3
1.880%, due 08/17/20[1]	2,304,830	2,300,582
Hyundai Auto Receivables Trust, Series 2015-C, Class A4
1.780%, due 11/15/21	2,820,833	2,811,617

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Asset-backed securities — (concluded)
Hyundai Floorplan Master Owner Trust,
Series 2016-1A, Class A2
1.810%, due 03/15/21[1]	5,790,000	5,782,697
Mercedes-Benz Auto Lease Trust,
Series 2019-A, Class A2
3.010%, due 02/16/21	1,915,000	1,915,877
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Class A4
1.750%, due 12/15/21	2,651,734	2,640,911
Series 2016-1, Class A3
1.260%, due 02/16/21	84,159	83,569
MMAF Equipment Finance LLC,
Series 2015-AA, Class A4
1.930%, due 07/16/21[1]	596,908	594,779
Nissan Auto Receivables Owner Trust,
Series 2015-A, Class A4
1.500%, due 09/15/21	752,945	750,418
Securitized Term Auto Receivables Trust,
Series 2016-1A, Class A3
1.524%, due 03/25/20[1]	483,103	481,886
Series 2017-1A, Class A3
1.890%, due 08/25/20[1]	2,336,998	2,326,813
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%, due 03/15/22	5,250,000	5,244,849
Toyota Auto Receivables Owner Trust,
Series 2015-C, Class A4
1.690%, due 12/15/20	65,897	65,773
Verizon Owner Trust,
Series 2016-1A, Class A
1.420%, due 01/20/21[1]	2,765,558	2,755,059
World Omni Auto Receivables Trust,
Series 2015-A, Class A4
1.750%, due 04/15/21	2,855,641	2,851,522
Series 2016-A, Class A3
1.770%, due 09/15/21	808,506	803,984
World Omni Auto Receivables Woart Trust,
Series 2019-A, Class A2
3.020%, due 04/15/22	2,445,000	2,447,082

Total asset-backed securities (cost — $57,966,578)		57,915,378

Certificates of deposit — 9.7%
Bank of Montreal
3 mo. USD LIBOR + 0.290%, 2.997%, due 08/28/20[2]	5,000,000	5,000,040
Bank of Nova Scotia
3 mo. USD LIBOR + 0.220%, 3.023%, due 12/30/19[2]	4,000,000	4,000,476
3 mo. USD LIBOR + 0.280%, 3.067%, due 10/15/19[2]	5,000,000	5,005,012
3 mo. USD LIBOR + 0.280%, 3.070%, due 09/21/20[2]	15,000,000	14,999,509

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (continued)
BNP Paribas SA
3 mo. USD LIBOR + 0.150%, 2.915%, due 04/26/19[2]	15,000,000	15,000,000
3 mo. USD LIBOR + 0.140%, 2.944%, due 06/19/19[2]	750,000	750,022
3 mo. USD LIBOR + 0.250%, 3.045%, due 04/08/19[2]	2,200,000	2,200,634
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.300%, 3.079%, due 07/24/20[2]	2,000,000	2,000,000
3 mo. USD LIBOR + 0.410%, 3.202%, due 09/20/19[2]	9,565,000	9,582,907
Cooperatieve Rabobank UA
1.780%, due 04/03/19	6,000,000	5,989,363
Credit Agricole Corporate & Investment Bank
2.150%, due 02/05/19	3,000,000	2,999,867
3 mo. USD LIBOR + 0.150%, 2.902%, due 04/29/19[2]	5,000,000	5,000,000
3 mo. USD LIBOR + 0.350%, 3.101%, due 07/30/20[2]	7,062,000	7,059,930
3 mo. USD LIBOR + 0.400%, 3.224%, due 09/24/20[2]	5,000,000	5,000,000
Credit Suisse AG
3.144%, due 07/31/20	5,000,000	5,000,000
Mizuho Bank Ltd.
3 mo. USD LIBOR + 0.300%, 3.044%, due 04/30/19[2]	150,000	150,064
3 mo. USD LIBOR + 0.400%, 3.197%, due 10/01/19[2]	1,000,000	1,001,335
MUFG Bank Ltd.
3 mo. USD LIBOR + 0.450%, 3.217%, due 09/09/19[2]	480,000	480,452
Nordea Bank Abp
3 mo. USD LIBOR + 0.200%, 2.936%, due 12/04/19[2]	75,000	75,000
Royal Bank of Canada
3 mo. USD LIBOR + 0.150%, 2.795%, due 05/20/19[2]	380,000	380,030
Societe Generale SA
3 mo. USD LIBOR + 0.180%, 2.707%, due 05/07/19[2]	15,000,000	15,000,000
3 mo. USD LIBOR + 0.200%, 2.890%, due 06/12/19[2]	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.
2.760%, due 03/05/19	8,000,000	8,000,000
3 mo. USD LIBOR + 0.380%, 2.939%, due 08/02/19[2]	350,000	350,349

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
3 mo. USD LIBOR + 0.420%, 3.127%, due 08/28/20[2]	6,000,000	6,000,716
3 mo. USD LIBOR + 0.420%, 3.199%, due 07/20/20[2]	3,000,000	3,000,810
3 mo. USD LIBOR + 0.450%, 3.201%, due 09/05/19[2]	3,700,000	3,705,404
Svenska Handelsbanken
3 mo. USD LIBOR + 0.400%, 3.197%, due 04/01/20[2]	2,000,000	2,005,648
Swedbank AB
3 mo. USD LIBOR + 0.230%, 2.819%, due 05/07/20[2]	190,000	189,623

Total certificates of deposit (cost — $139,927,191)		139,927,191

Commercial paper[4] — 26.9%
Anheuser Busch Inbev Worldwide
2.730%, due 02/19/19	8,000,000	7,989,080
2.800%, due 02/25/19	10,000,000	9,981,333
AT&T, Inc.
3.000%, due 02/26/19	12,000,000	11,975,000
Atlantic Asset Securitization LLC
2.780%, due 04/09/19	15,000,000	14,922,392
Barton Capital Corp.
2.670%, due 02/07/19	14,000,000	13,993,770
BNZ International Funding Ltd.
3 mo. USD LIBOR + 0.150%, 2.901%, due 04/26/19[1,2]	9,000,000	9,000,000
CNPC Finance
2.890%, due 03/01/19	10,000,000	9,977,522
3.000%, due 02/04/19	1,500,000	1,499,625
3.030%, due 02/04/19	2,810,000	2,809,291
Dow Chemical Co.
2.800%, due 02/13/19	8,000,000	7,992,533
2.850%, due 02/14/19	11,000,000	10,988,679
DTE Electric Co.
2.730%, due 02/19/19	7,000,000	6,990,445
Ei Dupont
2.930%, due 02/05/19	14,000,000	13,995,442
3.010%, due 02/04/19	5,000,000	4,998,746
Ford Motor Credit Co.
3.020%, due 02/04/19	7,000,000	6,998,238
General Motors Financial Co., Inc.
2.800%, due 02/01/19	9,000,000	9,000,000
2.900%, due 02/06/19	10,000,000	9,995,972

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[4] — (continued)
Glencore Funding LLC
2.870%, due 02/01/19	2,400,000	2,400,000
2.900%, due 02/05/19	5,000,000	4,998,389
3.010%, due 02/11/19	6,500,000	6,494,565
3.050%, due 02/06/19	8,000,000	7,996,611
HSBC Bank PLC
3 mo. USD LIBOR + 0.150%, 2.921%, due 04/25/19[1,2]	5,000,000	5,000,000
Hyundai Capital America
2.760%, due 02/25/19	10,000,000	9,981,600
2.780%, due 02/14/19	11,000,000	10,988,957
2.780%, due 02/19/19	7,000,000	6,990,270
ING US Funding LLC
3 mo. USD LIBOR + 0.100%, 2.897%, due 04/12/19[2]	6,000,000	6,000,077
J.P. Morgan Securities LLC
2.440%, due 02/04/19	4,000,000	3,999,187
2.700%, due 03/01/19	7,000,000	6,985,300
3 mo. USD LIBOR + 0.200%, 2.965%, due 07/26/19[2]	6,000,000	6,000,000
Mondelez International, Inc.
3.030%, due 04/08/19	8,000,000	7,955,560
3.050%, due 04/11/19	7,000,000	6,959,079
Rabobank Nederland NV 2.470%, due 03/22/19	5,000,000	4,983,190
Schlumberger Holdings Corp.
2.800%, due 02/26/19	15,000,000	14,970,833
2.875%, due 02/05/19	5,200,000	5,198,339
Spectra Energy Partners LP
2.620%, due 02/01/19	14,750,000	14,750,000
2.640%, due 02/04/19	3,000,000	2,999,340
Suncor Energy, Inc. 2.930%, due 02/07/19	7,000,000	6,996,582
Transcanada Pipelines Ltd.
2.710%, due 02/08/19	10,000,000	9,994,731
2.850%, due 02/19/19	10,000,000	9,985,750
Victory Receivables 2.859%, due 03/01/19	16,000,000	15,965,156
Volkswagen Credit, Inc. 3.180%, due 04/03/19	4,000,000	3,978,447
VW Credit, Inc.
2.730%, due 02/12/19	10,000,000	9,991,658
2.910%, due 02/06/19	8,750,000	8,746,464
Walgreens Boots Alliance, Inc. 2.700%, due 02/01/19	13,000,000	13,000,000

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[4] — (concluded)
3.000%, due 02/28/19	15,000,000	14,966,250
3.270%, due 04/08/19	7,000,000	6,958,933

Total commercial paper (cost — $389,343,336)		389,343,336

	Number of shares
Short-term investment — 0.1%
Investment company — 0.1%
State Street Institutional U.S. Government Money Market Fund (cost — $713,167)	713,167	713,167

Total investments (cost — $1,518,697,518 which approximates cost for federal income tax purposes) — 105.0%		1,517,483,265

Liabilities in excess of other assets — (5.0)%		(71,956,316)

Net assets — 100.0%		$1,445,526,949

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2019 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments:

Assets
Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Corporate notes	—	929,584,193	—	929,584,193
Asset-backed securities	—	57,915,378	—	57,915,378
Certificates of deposit	—	139,927,191	—	139,927,191
Commercial paper	—	389,343,336	—	389,343,336
Short-term investment	—	713,167	—	713,167
Total	—	1,517,483,265	—	1,517,483,265

At January 31, 2019, there were no transfers between Level 1 and Level 2.

UBS Ultra Short Income Fund

Schedule of investments — January 31, 2019 (unaudited)

Portfolio footnotes

†	Amount represents less than 0.05%
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $305,474,301, represented 20.9% of the Fund’s net assets at period end.

2

Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2019 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

4	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

LIBOR	London Interbank Offered Rate

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2018.

UBS Series Funds

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $9,334,838,347.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $5,912,899,606.

(Master Trust 1940 Act File Number is 811-22078)

UBS Tax-Free Reserves Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $1,692,845,755.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Institutional Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $1,820,813,294.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $2,656,191,115.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio of January 31, 2019 was $6,261,241,908.

(Master Trust 1940 Act File Number is 811-22078)

UBS Series Funds

UBS Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $492,408,520.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Preferred Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $469,650,321.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Preferred Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $3,875,236,455.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $2,388,428,010.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $995,643,032.

(Master Trust 1940 Act File Number is 811-22078)

UBS Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $194,015,232.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Investor Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $1,192,287,141.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Investor Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $406,871,157.

(Master Trust 1940 Act File Number is 811-22078)

UBS Series Funds

UBS Select Treasury Capital Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $1,515,112,219.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Capital Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $3,424,496,044.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Reserves Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $2,492,348,094.

(Master Trust 1940 Act File Number is 811-22078)

UBS RMA Government Money Market Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of January 31, 2019 was $5,375,498,977.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date: April 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date: April 1, 2019

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date: April 1, 2019